Goodwill and Intangible Assets - Change in Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 26, 2015 USD ($)
Goodwill
December 27, 2014	$ 60,635
Effect of currency translation	2,004
December 26, 2015	$ 58,631